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                       Lord Abbett Large-Cap Growth Fund
                               90 Hudson Street
                      Jersey City, New Jersey 07302-3973



                                                                December 5, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Lord Abbett Large-Cap Growth Fund
         1933 Act File No. 333-88103
         1940 Act File No. 811-09597

Ladies/Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses contained in Post-Effective Amendment No. 7 to the above-referenced Registrant's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the SEC on November 28, 2005.

    Please contact the undersigned at (201) 395-2177 if you have any questions or comments.

                                                          Sincerely yours,


                                                          /s/ Leslie C. Leda
                                                          ------------------
                                                          Leslie C. Leda
                                                          Senior Paralegal
                                                          Lord, Abbett & Co. LLC